DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Profit (loss) from discontinued operations	[1]			$ (154.9)	$ 50.0
Disposal Costs Incurred			$ (0.9)
Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Profit (loss) from discontinued operations				(154.1)	$ 56.3
Mesquite [Member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Working Capital Excluding Cash and Cash Equivalent				8.5
Mesquite [Member] | Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Profit (loss) from discontinued operations		$ (0.7)	(153.4)	$ (154.1)
Carrying value of net assets held for sale			$ 170.2
Gross proceeds from sale of Mesquite		158.0
Disposal Costs Incurred		(0.9)
Working Capital Excluding Cash and Cash Equivalent		3.9
Proceeds Due From Income Tax Refunds At Mesquite	[2]	8.5
Total FVLCS		$ 169.5

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.
[2]	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.